Stock and Stock Option Plans - Summary of Nonvested Share Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Nonvested stock at beginning balance	275,666	226,919	107,785
Number of shares, Granted		110,958	193,188
Number of shares, Vested	(10,065)	(15,720)	(34,876)
Number of shares, Canceled	(8,099)	(46,491)	(33,251)
Number of shares, Forfeited	(72,725)		(5,927)
Number of shares, Nonvested stock at ending balance	292,423	275,666	226,919
Average grant date fair value, Nonvested stock at beginning balance	$ 27.41	$ 29.94	$ 32.24
Average grant date fair value, Granted		$ 22.29	$ 30.67
Average grant date fair value, Vested	$ 27.21	$ 26.70	$ 35.48
Average grant date fair value, Canceled	$ 20.89	$ 27.79	$ 35.71
Average grant date fair value, Forfeited	$ 16.97		$ 30.43
Average grant date fair value, Nonvested stock at ending balance	$ 23.42	$ 27.41	$ 29.94
Intrinsic value, Nonvested stock at ending balance	$ 4,959
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	4,744
Average grant date fair value, Granted	$ 21.08
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	22,289
Average grant date fair value, Granted	$ 20.96
Performance Vesting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	80,613
Average grant date fair value, Granted	$ 14.61